Going Concern (Details) - USD ($)	6 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Mar. 31, 2025	Mar. 31, 2024
Going Concern [Line Items]
Net loss	$ (494,247)	$ 585,975	$ 494,247
Cash flows from operating activities	(1,976,705)	37,755	1,976,705
Net assets	7,571,462	$ 2,884,965	7,571,462	$ 2,793,121	$ 2,280,976
Mr. Kwok Yiu Keung [Member]
Going Concern [Line Items]
Net assets	$ 7,571,462		$ 7,571,462